Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Federal income tax rate		21.00%	21.00%	21.00%
Corporate income tax	25.00%
Income withholding tax rate		10.00%
Income tax expense
Change in valuation allowance, amount		3,103,822	13,114,514
Operating loss carryforwards		45,181,490	37,773,654
Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards		10,427,805	9,306,166
Foreign Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Operating loss carryforwards		$ 34,753,685	$ 31,729,870